SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]	NOTE 16 – SUBSEQUENT EVENTS None.
NOTE 17 - SUBSEQUENT EVENTS

In January 2011, the Company reached a settlement of its case in Abilene, as described more fully in Note 14 – Commitments and Contingencies.

In January 2011, the Company completed the acquisition of a bingo hall in South Carolina. The Company commenced operations January 6, 2011.